Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions
NOTE 14 – RELATED PARTY TRANSACTIONS
The Company receives consulting services and marketing services from various shareholders and directors. The total cost of these consulting services for the three months ended June 30, 2023 and 2022 was approximately $44,000 and $44,000, respectively. The total cost of these consulting services for the six months ended June 30, 2023 and 2022 was approximately $95,000 and $114,000, respectively. The total cost of marketing services for the three months ended June 30, 2023 and 2022 was approximately $0 and $0, respectively. The total cost of marketing services for the six months ended June 30, 2023 and 2022 was approximately $0 and $565,000, respectively. No amounts due to these certain shareholders were included in accounts payable of June 30, 2023 and December 31, 2022.
On December 30, 2020, the Company received an advance from a certain investor for reimbursement of certain expenses. This is recorded as due to related party on the accompanying condensed consolidated balance sheets as of June 30, 2023 and December 31, 2022 in the amount of $2 and $3,201, respectively.

NOTE 13 – RELATED PARTY TRANSACTIONS
The Company receives consulting services and marketing services from various shareholders and directors. The total cost of these consulting services are recorded in general and administrative expenses for the years ended December 31, 2022 and 2021 was approximately $208,000 and $1,100,000, respectively. The total cost of marketing services are recorded in sales and marketing expenses for the years ended December 31, 2022 and 2021 was approximately $341,000 and $1,725,000, respectively. The accounts payable to these certain shareholders as of December 31, 2022 and, 2021 was approximately $0 and $297,000, respectively, and are included in accounts payable on the accompanying consolidated balance sheets.
The Company entered into a sublease with an affiliate of a director and shareholder (Note 8), and the total sublease income for the years ended December 31, 2022 and 2021 was approximately $0 and $69,000, respectively. The receivable balance on the sublease as of December 31, 2022 and 2021 was approximately $0 and $41,000, respectively, and is included in other receivables on the accompanying consolidated balance sheets.
On December 30, 2020, the Company received an advance from a certain investor for reimbursement of certain expenses. This is recorded as due to related party on the accompanying consolidated balance sheets as of December 31, 2022 and 2021 in the amount of $3,201 and $3,637, respectively.
On April 1, 2021, in order to enable Marpai Administrators and its employees to continue to operate in an effective manner immediately following the Acquisition, the Company entered into a Transition Services Agreement with a shareholder and its affiliate, pursuant to which the shareholder provided Marpai Administrators transitional services through May 31, 2021 and in return, the Company paid for the time spent by employees and third-party service providers on a cost- incurred basis. On May 7, 2021, the Company entered into a supplemental Transition Service Agreement whereby the shareholder agreed to provide additional treasury and banking services to the Company through July 1, 2021 at a rate of $6,000 per month. Total cost for the year ended December 31, 2021 was $18,000.